Loss per share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Schedule of computation of basic EPS
The computation of basic EPS is based on the weighted average number of shares outstanding during the period.

	For the Years Ended December 31,
	2020	2019	2018
Basic loss per share	(2.11)	(2.78)	(1.85)
Diluted loss per share	(2.11)	(2.78)	(1.85)
Issued ordinary shares at the end of the year	220,318,704	112,278,065	106,528,065
Weighted average number of shares outstanding during the year	150,354,703	107,478,625	102,877,501

Diluted EPS exclude the effect of the assumed conversion of potentially dilutive instruments, which are:

	2020	2019	2018
Convertible bonds	10,679,099	10,453,534	10,453,534
Share options	1,770,000	2,357,500	2,615,000
The number of share options that would be considered dilutive under the "if converted" method	—	—	153,457